Debt (Details) - Schedule of Long-Term Debt Instruments - Notes Payable Nine [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes Payable One [Member]
Debt Instrument [Line Items]
Original Principal	$ 1,105,000	$ 1,105,000
Note payable	1,006,834	1,045,310	$ 1,072,468
Issuance Cost	$ 13,264	$ 13,264
Acquisition	KVC	KVC
Entered	Jan. 25, 2021	Jan. 25, 2021
Maturity	Feb. 25, 2041	Feb. 25, 2041
Interest	4.35%	4.35%
Notes Payable Two [Member]
Debt Instrument [Line Items]
Original Principal	$ 1,278,400	$ 1,278,400
Note payable	989,691	1,074,251	1,182,834
Issuance Cost	$ 10,085	$ 10,085
Acquisition	KVC	KVC
Entered	Jan. 25, 2021	Jan. 25, 2021
Maturity	Jan. 25, 2031	Jan. 25, 2031
Interest	4.35%	4.35%
Notes Payable Three [Member]
Debt Instrument [Line Items]
Original Principal	$ 469,914	$ 469,914
Note payable		53,964	368,532
Issuance Cost	$ 753	$ 753
Acquisition	KVC	KVC
Entered	Jan. 25, 2021	Jan. 25, 2021
Maturity	Feb. 25, 2023	Feb. 25, 2023
Interest	5.05%	5.05%
Notes Payable Four [Member]
Debt Instrument [Line Items]
Original Principal	$ 2,086,921	$ 2,086,921
Note payable	1,943,067	2,061,346
Issuance Cost	$ 25,575	$ 25,575
Acquisition	Pony Express	Pony Express
Entered	Oct. 31, 2022	Oct. 31, 2022
Maturity	Oct. 31, 2025	Oct. 31, 2025
Interest	5.97%	5.97%
Notes Payable Five [Member]
Debt Instrument [Line Items]
Original Principal	$ 400,000	$ 400,000
Note payable	390,200	398,258
Issuance Cost	$ 3,277	$ 3,277
Acquisition	Pony Express	Pony Express
Entered	Oct. 31, 2022	Oct. 31, 2022
Maturity	Oct. 31, 2042	Oct. 31, 2042
Interest	5.97%	5.97%
Notes Payable Six [Member]
Debt Instrument [Line Items]
Original Principal	$ 70,000	$ 700,000
Note payable		700,000
Issuance Cost
Acquisition	Pony Express	Pony Express
Entered	Oct. 31, 2022	Oct. 31, 2022
Maturity	Aug. 16, 2023	May 31, 2023
Interest	6.75%	6.75%
Notes Payable Seven [Member]
Debt Instrument [Line Items]
Original Principal	$ 568,000	$ 568,000
Note payable	532,812	568,000
Issuance Cost	$ 4,531	$ 4,531
Acquisition	Old 41	Old 41
Entered	Dec. 16, 2022	Dec. 16, 2022
Maturity	Dec. 16, 2025	Dec. 16, 2025
Interest	6.50%	6.50%
Notes Payable Eghit [Member]
Debt Instrument [Line Items]
Original Principal	$ 640,000	$ 640,000
Note payable	627,994	640,000
Issuance Cost	$ 5,077	$ 5,077
Acquisition	Old 41	Old 41
Entered	Dec. 16, 2022	Dec. 16, 2022
Maturity	Dec. 16, 2025	Dec. 16, 2025
Interest	6.50%	6.50%
Notes Payable Nine [Member]
Debt Instrument [Line Items]
Original Principal	$ 7,428,235	$ 7,428,235
Note payable	5,490,598	6,531,377	$ 2,623,834
Issuance Cost	$ 62,562	$ 62,562